Life and Health Reserves - Short duration rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	[1]	$ 2,497,519
Gross liability at end of period	[1]	2,859,257	$ 2,497,519
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period		2,497,519	2,785,382
Net liability at beginning of year		2,477,709	2,761,856
Net liability at end of year		2,831,669	2,477,709	$ 2,761,856
Gross liability at end of period		2,859,257	2,497,519	2,785,382
Less: reinsurance recoverable		27,588	19,810	23,526
Life and Health | Short-duration life and heath contracts
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period		797,100	864,448	960,198
Net liability at beginning of year		795,978	860,997	953,801
Net incurred losses		187,078	157,572	184,872
Net losses paid		(190,082)	(172,043)	(234,501)
Effects of foreign exchange rate changes and other		23,652	(50,548)	(43,175)
Net liability at end of year		816,626	795,978	860,997
Gross liability at end of period		833,433	797,100	864,448
Less: reinsurance recoverable		$ 16,807	$ 1,122	$ 3,451	$ 6,397

[1]	See Note 21 for additional information regarding related party transactions.